Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 6,736,654	$ 7,588,901	$ 7,449,759
Other comprehensive income (loss)
Unrealized holding (losses) gains on available-for-sale securities	(16,938,482)	(1,379,518)	35,256,397
Income tax effect	6,318,053	514,561	(13,150,636)
Net unrealized (losses) gains	(10,620,429)	(864,957)	22,105,761
Unrealized losses on securities transferred from available-for-sale to held-to-maturity			(17,061,438)
Amortization of net unrealized losses transferred during the period	11,305,439	4,210,897	1,545,103
Income tax effect	(4,216,929)	(1,570,664)	5,787,593
Net unrealized (losses) gains, securities held-to-maturity	7,088,510	2,640,233	(9,728,742)
Reclassification adjustment for gains included in net income	(112,881)	(17,503)	(14,542)
Income tax effect	42,105	6,528	5,424
Net gains included in net income	(70,776)	(10,975)	(9,118)
Total other comprehensive (loss) income	(3,602,695)	1,764,301	12,367,901
Comprehensive income	$ 3,133,959	$ 9,353,202	$ 19,817,660